Vanguard Russell 1000 Growth Index Fund Fees and Expenses - ETF Prospectus [Member] - Vanguard Russell 1000 Growth Index Fund	Feb. 02, 2026
Prospectus [Line Items]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	ExampleExample
Expense Example Narrative [Text Block]	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example Closing [Text Block]	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.